8. Share-based payments (Details 12) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2014
Volatility	127.00%
Risk-free interest rate	0.90%
Expected life (years)	3 years
Dividend yield	$ 0
Employee stock options Market price-based [Member]
Volatility		300.00%
Risk-free interest rate		1.70%
Expected life (years)		5 years